Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Segment and corporate information
Revenue from health care services	€ 3,781,920	€ 3,400,221	€ 7,388,727	€ 6,725,680
Revenue from health care products	974,760	919,949	1,916,322	1,804,615
Revenue	4,756,680	4,320,170	9,305,049	8,530,295
Operating income	340,510	424,221	688,178	898,474
Interest	(71,579)	(69,209)	(140,676)	(145,281)
Income before income taxes	268,931	355,012	547,502	753,193
Depreciation and amortization	(422,017)	(386,860)	(836,182)	(774,766)
Impairment loss	(734)	(8,673)	(5,525)	(8,969)
Income (loss) from equity method investees	19,367	22,422	29,854	50,178
Total assets	36,069,726	32,987,207	36,069,726	32,987,207	€ 34,366,558
thereof investments in equity method investees	734,734	708,560	734,734	708,560	€ 786,905
Additions of property, plant and equipment, intangible assets and right of use assets	322,787	390,314	601,848	750,583
Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	3,640,283	3,305,679	7,132,798	6,538,815
Revenue from health care products	949,726	890,792	1,861,708	1,740,412
Revenue	4,590,009	4,196,471	8,994,506	8,279,227
Other revenue
Segment and corporate information
Revenue from health care services	141,637	94,542	255,929	186,865
Revenue from health care products	25,034	29,157	54,614	64,203
Revenue	166,671	123,699	310,543	251,068
Total Segment
Segment and corporate information
Revenue	4,743,825	4,301,851	9,279,332	8,500,487
Operating income	465,071	557,776	940,267	1,128,106
Depreciation and amortization	(351,315)	(323,187)	(696,622)	(647,917)
Impairment loss	(734)	(2,619)	(4,670)	(2,915)
Income (loss) from equity method investees	19,367	22,422	29,854	50,178
Total assets	31,884,857	29,805,371	31,884,857	29,805,371
thereof investments in equity method investees	744,393	708,560	744,393	708,560
Additions of property, plant and equipment, intangible assets and right of use assets	273,043	318,881	501,258	621,525
Total Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	3,633,119	3,291,989	7,117,607	6,517,908
Revenue from health care products	944,035	886,163	1,851,182	1,731,511
Revenue	4,577,154	4,178,152	8,968,789	8,249,419
Total Segment | Other revenue
Segment and corporate information
Revenue	166,671	123,699	310,543	251,068
North America Segment
Segment and corporate information
Revenue	3,293,568	2,952,693	6,464,179	5,851,522
Operating income	340,326	397,593	644,268	796,097
Depreciation and amortization	(264,467)	(239,895)	(524,904)	(479,677)
Impairment loss	(302)	(2,619)	(3,696)	(2,915)
Income (loss) from equity method investees	24,154	25,222	40,316	52,613
Total assets	23,965,810	22,292,916	23,965,810	22,292,916
thereof investments in equity method investees	432,742	409,287	432,742	409,287
Additions of property, plant and equipment, intangible assets and right of use assets	202,386	229,301	362,385	449,835
North America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	2,884,540	2,600,500	5,658,873	5,151,466
Revenue from health care products	262,137	253,908	539,670	505,712
Revenue	3,146,677	2,854,408	6,198,543	5,657,178
North America Segment | Other revenue
Segment and corporate information
Revenue	146,891	98,285	265,636	194,344
EMEA Segment
Segment and corporate information
Revenue	726,630	692,706	1,400,907	1,362,312
Operating income	59,758	73,370	121,027	153,260
Depreciation and amortization	(49,041)	(48,032)	(95,969)	(98,377)
Impairment loss	(472)		(972)
Income (loss) from equity method investees	(5,162)	(3,143)	(11,396)	(3,548)
Total assets	4,031,269	3,906,540	4,031,269	3,906,540
thereof investments in equity method investees	184,442	175,673	184,442	175,673
Additions of property, plant and equipment, intangible assets and right of use assets	38,144	54,810	77,209	103,386
EMEA Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	362,203	341,449	706,626	673,910
Revenue from health care products	357,389	339,817	680,050	658,828
Revenue	719,592	681,266	1,386,676	1,332,738
EMEA Segment | Other revenue
Segment and corporate information
Revenue	7,038	11,440	14,231	29,574
Asia-Pacific Segment
Segment and corporate information
Revenue	516,189	485,522	1,023,322	956,708
Operating income	71,154	84,218	170,002	169,514
Depreciation and amortization	(27,002)	(25,834)	(54,050)	(51,496)
Impairment loss	40		(2)
Income (loss) from equity method investees	(190)	134	30	859
Total assets	3,019,823	2,837,678	3,019,823	2,837,678
thereof investments in equity method investees	102,174	99,762	102,174	99,762
Additions of property, plant and equipment, intangible assets and right of use assets	22,803	22,184	43,906	42,974
Asia-Pacific Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	237,326	226,817	473,199	454,630
Revenue from health care products	267,184	245,413	521,189	476,161
Revenue	504,510	472,230	994,388	930,791
Asia-Pacific Segment | Other revenue
Segment and corporate information
Revenue	11,679	13,292	28,934	25,917
Latin America Segment
Segment and corporate information
Revenue	207,438	170,930	390,924	329,945
Operating income	(6,167)	2,595	4,970	9,235
Depreciation and amortization	(10,805)	(9,426)	(21,699)	(18,367)
Income (loss) from equity method investees	565	209	904	254
Total assets	867,955	768,237	867,955	768,237
thereof investments in equity method investees	25,035	23,838	25,035	23,838
Additions of property, plant and equipment, intangible assets and right of use assets	9,710	12,586	17,758	25,330
Latin America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	149,050	123,223	278,909	237,902
Revenue from health care products	57,325	47,025	110,273	90,810
Revenue	206,375	170,248	389,182	328,712
Latin America Segment | Other revenue
Segment and corporate information
Revenue	1,063	682	1,742	1,233
Corporate
Segment and corporate information
Revenue	12,855	18,319	25,717	29,808
Operating income	(124,561)	(133,555)	(252,089)	(229,632)
Depreciation and amortization	(70,702)	(63,673)	(139,560)	(126,849)
Impairment loss		(6,054)	(855)	(6,054)
Total assets	4,184,869	3,181,836	4,184,869	3,181,836
thereof investments in equity method investees	(9,659)		(9,659)
Additions of property, plant and equipment, intangible assets and right of use assets	49,744	71,433	100,590	129,058
Corporate | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	7,164	13,690	15,191	20,907
Revenue from health care products	5,691	4,629	10,526	8,901
Revenue	12,855	18,319	25,717	29,808
Operating Segments | Total Segment
Segment and corporate information
Revenue	4,748,134	4,312,653	9,288,849	8,522,520
Operating Segments | North America Segment
Segment and corporate information
Revenue	3,297,690	2,963,384	6,472,294	5,873,388
Operating Segments | EMEA Segment
Segment and corporate information
Revenue	726,630	692,706	1,400,907	1,362,312
Operating Segments | Asia-Pacific Segment
Segment and corporate information
Revenue	516,348	485,633	1,023,545	956,875
Operating Segments | Latin America Segment
Segment and corporate information
Revenue	207,466	170,930	392,103	329,945
Operating Segments | Corporate
Segment and corporate information
Revenue	8,546	7,517	16,200	7,775
Inter-segment | Total Segment
Segment and corporate information
Revenue	(4,309)	(10,802)	(9,517)	(22,033)
Inter-segment | North America Segment
Segment and corporate information
Revenue	(4,122)	(10,691)	(8,115)	(21,866)
Inter-segment | Asia-Pacific Segment
Segment and corporate information
Revenue	(159)	(111)	(223)	(167)
Inter-segment | Latin America Segment
Segment and corporate information
Revenue	(28)		(1,179)
Inter-segment | Corporate
Segment and corporate information
Revenue	€ 4,309	€ 10,802	€ 9,517	€ 22,033